Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
10.	INTANGIBLE ASSETS, NET

	As of December 31, 2023
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB
Intangible asset with indefinite life:
Da Niang Trademark	103,419,001	—	103,419,001
Finite-lived intangible assets:
Trademarks	21,129,394	11,918,554	9,210,840
Technology	4,200,000	1,890,000	2,310,000
Network rights	210,755	209,550	1,205
Purchased software	24,888,810	22,772,548	2,116,262
Reacquired rights	2,531,418	1,868,033	663,385
Others	435,185	435,185	—
Total	156,814,563	39,093,870	117,720,693

	As of December 31, 2024
	Gross carrying value	Accumulated amortization	Net carrying value	Net carrying value
	RMB	RMB	RMB	USD
Intangible asset with indefinite life:
Da Niang Trademark	64,347,001	—	64,347,001	8,815,503
Finite-lived intangible assets:
Trademarks	21,129,394	12,600,294	8,529,100	1,168,482
Technology	4,200,000	2,310,000	1,890,000	258,929
Network rights	210,755	209,550	1,205	165
Purchased software	29,279,182	28,875,979	403,203	55,239
Reacquired rights	2,531,418	2,024,376	507,042	69,464
Others	435,185	435,185	—	—
Total	122,132,935	46,455,384	75,677,551	10,367,782

Amortization expense of intangible assets for the years ended December 31, 2022, 2023 and 2024 amounted to RMB6,039,895, RMB6,686,070 and RMB4,766,969 (USD653,072), respectively.

Due to strategic optimization of leased-and-operated restaurants closures for varying reasons in each year, the Group recognized impairment losses of RMB18,892,000, RMB16,027,000 and RMB39,072,000 (USD5,352,842) for the years ended December 31, 2022, 2023 and 2024, respectively, to Da Niang Trademark in restaurant business segment. The Group evaluated the fair value of Da Niang Trademark using the relief from royalty method with the assistance of a third-party valuer and based on the significant assumptions including royalty rate for the trademark, projected revenue and discount rate, which were classified as level 3 inputs under the fair value hierarchy that involve considerable management judgements. Accordingly, actual results may vary significantly from the Group estimates as they are forward-looking and include assumptions about economic and market conditions with uncertain future outcome.

The estimated aggregate amortization expense for each of the five succeeding years is as follows:

Year ending December 31,	RMB	USD
2025	2,828,117	387,450
2026	2,145,606	293,947
2027	1,665,461	228,167
2028	1,447,553	198,314
2029	916,867	125,610
Thereafter	2,326,946	318,790